SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Supplemental Information Condensed Financial Information
Net Sales	$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000	$ 35,916,000	$ 39,299,000	$ 47,512,000
Cost of Goods Sold	8,247,000	12,197,000	12,287,000	23,008,000	16,582,000	27,481,000	30,090,000	36,697,000
Gross Profit (Loss)	2,375,000	3,734,000	3,201,000	6,190,000	5,357,000	8,435,000	9,209,000	10,815,000
Operating Expenses	1,118,000	3,628,000	10,386,000	12,333,000	9,829,000	9,986,000	12,907,000	10,746,000
Loss from Operations	1,257,000	106,000	(7,185,000)	(6,143,000)	(4,472,000)	(1,551,000)	(3,698,000)	69,000
Other (Expenses) Income	(283,000)	(9,000)	(328,000)	(255,000)	626,000	(574,000)	90,000	218,000
Loss Before Income Tax Benefit (Provision)	974,000	97,000	(7,513,000)	(6,398,000)	(3,846,000)	(2,125,000)	(3,608,000)	287,000
Income Tax Benefit (Loss)					(1,502,000)	472,000	(1,030,000)	(57,000)
Net Loss	$ 974,000	$ 97,000	$ (7,513,000)	$ (6,398,000)	$ (5,348,000)	$ (1,653,000)	$ (4,638,000)	$ 230,000
Loss per Common Share
Basic	$ 0.13	$ 0.03	$ (0.99)	$ (1.32)	$ (1.44)	$ (0.61)	$ (1.65)	$ 0.14
Diluted	$ 0.13	$ 0.03	$ (0.99)	$ (1.32)	$ (1.44)	$ (0.61)	$ (1.65)	$ 0.14
Weighted Average Common and Common Equivalent Shares:
Basic	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259	2,699,210	2,811,872	1,614,506
Diluted	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259	2,699,210	2,811,872	1,623,397